Capital Stock and Long-term Retention Plan - Capital Stock (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) item $ / shares shares	Dec. 31, 2017 MXN ($) shares	Apr. 27, 2018 shares	Dec. 31, 2016 shares
Classes of share capital
Number of classes of capital stock | item	4
Number of shares in each CPO	117
Number of CPOs in each GDS	5
Authorized (in shares)	357,307,300,000
Issued (in shares)	357,307,300,000
Repurchased (in shares)		633,600,000	(5,122,600,000)	2,977,600,000
Held by trust (in shares)	(18,978,200,000)
Outstanding (in shares)	338,329,100,000	342,337,100,000		341,268,300,000
Shares in the form of CPOs, Authorized	296,023,000,000
Shares in the form of CPOs, Issued	296,023,000,000
Shares in the form of CPOs, Repurchased			43,800,000
Shares in the form of CPOs, Held by trust	13,542,800,000
Shares in the form of CPOs, Outstanding	282,480,200,000
Shares not in the form of CPOs, Authorized	61,284,300,000
Shares not in the form of CPOs, Issued	61,284,300,000
Shares not in the form of CPOs, Held by trust	5,435,400,000
Shares not in the form of CPOs, Outstanding	55,848,900,000
Issued capital | $	$ 4,907,765	$ 4,978,126
Authorized capital | $	2,459,154	2,494,410
Shares repurchased | $	$ 1,541,180	$ 383,808
Series "A" Shares
Classes of share capital
Par value of shares | $ / shares	$ 0
Number of shares in each CPO	25
Authorized (in shares)	122,179,400,000
Issued (in shares)	122,179,400,000
Held by trust (in shares)	(5,972,200,000)
Outstanding (in shares)	116,207,200,000	116,787,700,000		116,283,300,000
Series "B" Shares
Classes of share capital
Par value of shares | $ / shares	$ 0
Number of shares in each CPO	22
Authorized (in shares)	58,019,700,000
Issued (in shares)	58,019,700,000
Held by trust (in shares)	(4,903,600,000)
Outstanding (in shares)	53,116,100,000	53,935,800,000		53,800,800,000
CPOs
Classes of share capital
Authorized (in shares)	2,530,100,000
Issued (in shares)	2,530,100,000
Repurchased (in shares)	25,500,000	5,400,000
Held by trust (in shares)	(115,700,000)
Outstanding (in shares)	2,414,400,000	2,451,600,000		2,445,500,000
Series "D" Shares
Classes of share capital
Par value of shares | $ / shares	$ 0
Number of shares in each CPO	35
Authorized (in shares)	88,554,100,000
Issued (in shares)	88,554,100,000
Held by trust (in shares)	(4,051,200,000)
Outstanding (in shares)	84,502,900,000	85,806,800,000		85,592,100,000
Series "L" Shares
Classes of share capital
Par value of shares | $ / shares	$ 0
Number of shares in each CPO	35
Authorized (in shares)	88,554,100,000
Issued (in shares)	88,554,100,000
Held by trust (in shares)	(4,051,200,000)
Outstanding (in shares)	84,502,900,000	85,806,800,000		85,592,100,000